Related Party Transactions - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Due from affiliates			$ 81,271		$ 44,225
Due to affiliates			$ 304,583		$ 108,941
Affiliated Entity [Member] | Conventional Tankers [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			4
Affiliated Entity [Member] | Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			2
Affiliated Entity [Member] | FSO Segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			3
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Early termination fee	$ 4,500	$ 6,800
Teekay Corporation [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Early termination fee			$ (1,800)	$ 11,300